JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds

JPMorgan Disciplined Equity Fund

JPMorgan Diversified Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

Prospectus, Summary Prospectuses and Statement of Additional Information dated November 1, 2015, as supplemented

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Prospectus, Summary Prospectuses and Statement of Additional Information dated November 1, 2015, as supplemented

J.P. Morgan Specialty Funds

JPMorgan Research Market Neutral Fund

Prospectus, Summary Prospectus and Statement of Additional Information dated March 1, 2016, as supplemented

J.P. Morgan International Equity Funds

JPMorgan Emerging Markets Equity Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

Prospectus, Summary Prospectuses and Statement of Additional Information dated March 1, 2016, as supplemented

JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds

JPMorgan Small Cap Growth Fund

Prospectus, Summary Prospectus and Statement of Additional Information dated November 1, 2015, as supplemented

J.P. Morgan Income Funds

JPMorgan Core Plus Bond Fund

Prospectus, Summary Prospectus and Statement of Additional Information dated July 1, 2016

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Fund

JPMorgan Mid Cap Value Fund

Prospectus, Summary Prospectus and Statement of Additional Information dated November 1, 2015, as supplemented

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

Undiscovered Managers Behavioral Value Fund

Prospectus, Summary Prospectuses and Statement of Additional Information dated December 29, 2015, as supplemented

(Institutional Class Shares)

Supplement dated September 8, 2016

to the Prospectuses, Summary Prospectuses and Statements of Additional Information dated above

The Board of Trustees has approved certain changes to the Institutional Class Shares (“Institutional Class Shares”) of the funds listed above (each, a “Fund” and collectively, the “Funds”).

Name Change for the Institutional Class Shares to Class L Shares

Effective on or about December 1, 2016, each Fund’s Institutional Class Shares will be redesignated as and renamed Class L Shares (the “Transition”). After that time, subject to the limited offering described below, the eligibility for the renamed class will be the same as the current eligibility of the Institutional Class Shares of the Funds. Specifically, the new Class L Shares will be offered to investors, including the following:

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Purchases directly from the Fund through JPMorgan Distribution Services, Inc. (the “Distributor”) by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirements; and

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Purchases through your financial intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory or custodial capacity for its clients or customers.

The Class L Shares will be subject to a $3,000,000 minimum investment.

SUP-CLASSL-916

Your exchange privileges will be changed at the time of the Transition. Currently Institutional Class Shares may be exchanged for Institutional Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund to the extent you meet any investment minimum or eligibility requirements. After the Transition, the renamed Class L Shares may be exchanged for Class L Shares of another J.P. Morgan Fund or any other class of the same Fund, subject to meeting any applicable investment minimum and eligibility requirements.

Limited Offering of the Class L Shares

Except with respect to the JPMorgan Access Growth and JPMorgan Access Balanced Funds (the “Access Funds”), effective as of the Transition, the Fund’s Class L Shares will be publicly offered only on a limited basis. The renamed Class L Shares of the JPMorgan Mid Cap Value Fund and Undiscovered Managers Behavioral Value Fund will continue to be subject to additional limited offering provisions as described in their prospectuses. If such limited offering provisions are removed in the future, the Class L Shares of such Funds will still be subject to provisions below. The Class L Shares of the Access Funds will continue to be subject to their current eligibility requirements.

Beginning December 1, 2016 (the “Transition Date”), investors are not eligible to purchase Class L Shares of the Funds except as described below. In addition, both before and after the Transition Date, a Fund may from time to time, in its sole discretion based on a Fund’s net asset levels and other factors, limit new purchases into a Fund or otherwise modify the closure policy at any time on a case-by-case basis.

Except as otherwise described below, shareholders of record are permitted to continue to purchase Class L Shares; if the shareholder of record is an omnibus account, beneficial owners in that account as of the Transition Date are permitted to continue to purchase Class L Shares after the Transition Date.

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Shareholders of Class L Shares of a Fund as of the Transition Date are able to continue to purchase additional Class L Shares of that Fund in their existing Fund accounts either through J.P. Morgan Funds Services or a Financial Intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund;

•	Shareholders of Class L Shares of a Fund as of the Transition Date are able to add to their existing Fund accounts through exchanges from Class L Shares of other Funds;

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Group Retirement Plans (as described below) may continue to use the Class L Shares of a Fund as of the Transition Date. Effective April 3, 2017, new Group Retirement Plans will not be eligible to purchase Class L Shares. Group Retirement Plans (and their successor, related and affiliated plans) which have Class L Shares of a Fund available to participants on or before April 3, 2017, may continue to open accounts for new participants in Class L Shares of a Fund and purchase additional shares in existing participant accounts. Group Retirement Plans are employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. The plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and the shares must be held a) at a plan level or b) at the Fund level through an omnibus account of a retirement plan recordkeeper. Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans;

•	Current and future J.P. Morgan Funds that are permitted to invest in other J.P. Morgan Funds may purchase shares of a Fund;

•	New York’s 529 Advisor-Guided College Savings Program

•	Registered investment advisors using an approved custodial platform may utilize Class L Shares of any Fund in fee-based advisory programs for both new and existing program accounts;

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Banks and trust companies acting as a fiduciary and using an approved custodial platform may continue to utilize Class L Shares of any Fund for new and existing customer accounts after the Transition Date. New banks or trust companies may utilize a Fund only with the approval of that Fund and its distributor; or

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Other fee-based advisory programs currently utilizing a Fund may continue to utilize the Class L Shares of that particular Fund for new and existing program accounts and any new affiliated program after the Transition Date.

If all Class L Shares of a Fund in an existing shareholder’s account are voluntarily redeemed or involuntarily redeemed (due to instances when a shareholder does not meet aggregate account balance minimums), then the shareholder’s account will be closed. Such former shareholders will not be able to buy additional Class L Shares or reopen their accounts in Class L Shares unless a former shareholder makes his or her repurchase within 90 days of the redemption. These repurchase restrictions, however, do not apply to participants in groups listed above as eligible to continue to purchase even if the plan or program would liquidate its entire position. If shares are purchased through a financial intermediary, contact your investment representative for their requirements and procedures.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES, SUMMARY PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE